Nationwide GQG US Quality Equity Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nationwide GQG US Quality Equity Fund | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	(4.90%)	28.50%	17.77%	(3.24%)